Provisions - additional information (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	$ 4,666	$ 5,146	$ 4,799
Balance as of 31 March 2024	5,146
Increase in provisions recognized in the income statement	613
Release of provisions recognized in the income statement	(330)
Provisions used in conformity with designated purpose	(996)
Foreign currency translation and other movements	232
Balance as of 30 June 2024	4,666
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	3,446	3,848	3,598
Balance as of 31 March 2024	3,848
Increase in provisions recognized in the income statement	299
Release of provisions recognized in the income statement	(137)
Provisions used in conformity with designated purpose	(703)
Foreign currency translation and other movements	139
Balance as of 30 June 2024	3,446
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	684	781	699
Balance as of 31 March 2024	781
Increase in provisions recognized in the income statement	284
Release of provisions recognized in the income statement	(169)
Provisions used in conformity with designated purpose	(258)
Foreign currency translation and other movements	45
Balance as of 30 June 2024	684
Provisions for onerous contracts related to real estate	265	374	383
Personnel-related restructuring provisions	363	342	262
Provisions for onerous contracts related to technology	55	66	54
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	240	223	224
Balance as of 31 March 2024	223
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	(2)
Provisions used in conformity with designated purpose	(5)
Foreign currency translation and other movements	24
Balance as of 30 June 2024	240
Other
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	296	$ 294	$ 278
Balance as of 31 March 2024	294
Increase in provisions recognized in the income statement	30
Release of provisions recognized in the income statement	(21)
Provisions used in conformity with designated purpose	(30)
Foreign currency translation and other movements	24
Balance as of 30 June 2024	$ 296